united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Ocean Park Diversified Income ETF

(DUKZ) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Diversified Income ETF for the period of July 10, 2024 to June 30, 2025. You can find additional information about the Fund at https://oceanparketfs.com/diversified-income-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$77	0.78%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

For the period ended June 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed its primary benchmark index during the period.

During the second quarter of 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, a sharp selloff in credit sensitive bond asset classes prompted the Fund to exit many of its holdings and move to 60% cash and cash equivalents. This market correction proved relatively shallow, and a rally began shortly after the Fund reduced its fixed income exposure. The Fund did not participate in the early stage of the market which impacted the relative performance until Buy signals were triggered upon identification of new uptrends.

Convertibles, emerging markets bonds, bank loans, high yield corporate bonds and intermediate-term bonds were the largest contributors towards the Fund’s performance on an absolute basis. The Fund’s large cash position also contributed positively towards the Fund’s performance. Preferred securities and tax-free municipal bonds were the largest detractors during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Diversified Income ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
07/10/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
$10,525
$10,376

	Ocean Park Diversified Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index
07/10/24	$10,000	$10,000
07/31/24	$10,116	$10,153
08/31/24	$10,263	$10,299
09/30/24	$10,450	$10,437
10/31/24	$10,286	$10,178
11/30/24	$10,469	$10,286
12/31/24	$10,325	$10,118
01/31/25	$10,317	$10,171
02/28/25	$10,376	$10,395
03/31/25	$10,242	$10,399
04/30/25	$10,102	$10,440
05/31/25	$10,184	$10,365
06/30/25	$10,376	$10,525

Average Annual Total Returns

Since Inception (July 10, 2024)
Ocean Park Diversified Income ETF - NAV	3.76%
Bloomberg U.S. Aggregate Bond Index	5.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$12,229,787
  Number of Portfolio Holdings11
  Advisory Fee (net of waivers)$0
  Portfolio Turnover269%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	15.7%
Vanguard Total International Bond ETF	10.5%
iShares MBS ETF	10.0%
iShares Preferred and Income Securities ETF	10.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10.0%
Invesco Senior Loan ETF	9.9%
iShares Broad USD High Yield Corporate Bond ETF	8.3%
VanEck J. P. Morgan EM Local Currency Bond ETF	8.0%
Vanguard Emerging Markets Government Bond ETF	7.6%
VanEck High Yield Muni ETF	4.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Ocean Park Diversified Income ETF

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oceanparketfs.com/diversified-income-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-DUKZ

Ocean Park Domestic ETF

(DUKQ) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park Domestic ETF for the period of July 10, 2024 to June 30, 2025. You can find additional information about the Fund at https://oceanparketfs.com/domestic-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$87	0.88%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

For the period ended June 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed its primary benchmark index during the period.

During the second quarter of 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, a sharp correction in U.S. equities prompted the Fund to fully exit its holdings and move to 100% cash and cash equivalents. This market correction proved relatively shallow, and a sharp rally began shortly after the Fund reduced its equity exposure. The Fund did not participate in the early stage of the market which impacted the relative performance until Buy signals were triggered upon identification of new uptrends.

Large cap growth, large cap value, mid cap and small cap funds were the largest contributors towards the Fund's performance on an absolute basis. The Fund’s large cash position also contributed positively towards the Fund’s performance. Large cap blend funds were the largest detractor towards the Fund’s performance during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park Domestic ETF - NAV
Morningstar US Market TR USD
$15,000
$10,000
$5,000
$0
$11,204
$10,270
07/10/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25

	Ocean Park Domestic ETF - NAV	Morningstar US Market TR USD
07/10/24	$10,000	$10,000
07/31/24	$10,087	$9,871
08/31/24	$10,182	$10,095
09/30/24	$10,383	$10,307
10/31/24	$10,276	$10,231
11/30/24	$11,029	$10,892
12/31/24	$10,557	$10,571
01/31/25	$10,879	$10,902
02/28/25	$10,616	$10,710
03/31/25	$10,024	$10,081
04/30/25	$9,154	$10,022
05/31/25	$9,814	$10,662
06/30/25	$10,270	$11,204

Average Annual Total Returns

Since Inception (July 10, 2024)
Ocean Park Domestic ETF - NAV	2.70%
Morningstar US Market TR USD	12.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar US Market TR USD to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR US MARKET TR USD OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

  Net Assets$14,159,301
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$0
  Portfolio Turnover321%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	25.2%
Invesco Nasdaq 100 ETF	20.7%
Invesco S&P 500 Equal Weight ETF	9.8%
iShares Core S&P Mid-Cap ETF	9.5%
Invesco S&P 500 Momentum ETF	5.3%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Core S&P Small-Cap ETF	4.9%
iShares Select Dividend ETF	4.9%
Vanguard Mid-Cap Value ETF	4.8%
Pacer US Cash Cows 100 ETF	4.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Ocean Park Domestic ETF

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oceanparketfs.com/domestic-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-DUKQ

Ocean Park High Income ETF

(DUKH) NASDAQ Stock Market, LLC

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park High Income ETF for the period of July 10, 2024 to June 30, 2025. You can find additional information about the Fund at https://oceanparketfs.com/high-income-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$77	0.78%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

For the period ended June 30, 2025, the Fund’s return was positive on an absolute basis. However, the Fund underperformed its primary benchmark index during the period.

During the second quarter of 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, a sharp selloff in credit sensitive bond asset classes prompted the Fund to exit most of its holdings and move to over 90% cash and cash equivalents. This market correction proved relatively shallow, and a rally began shortly after the Fund reduced its fixed income exposure. The Fund did not participate in the early stage of the market which impacted the relative performance until Buy signals were triggered upon identification of new uptrends.

High yield corporate bonds, bank loans, emerging markets bonds, and preferred securities were largest contributors towards the Fund’s performance on an absolute basis. The Fund’s large cash position also contributed positively towards the Fund’s performance. Tax-free municipal bonds, and high-grade U.S. bonds were the largest detractors during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park High Income ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,525
$10,260
07/10/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25

	Ocean Park High Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index
07/10/24	$10,000	$10,000
07/31/24	$10,080	$10,153
08/31/24	$10,237	$10,299
09/30/24	$10,412	$10,437
10/31/24	$10,318	$10,178
11/30/24	$10,415	$10,286
12/31/24	$10,331	$10,118
01/31/25	$10,331	$10,171
02/28/25	$10,414	$10,395
03/31/25	$10,250	$10,399
04/30/25	$9,936	$10,440
05/31/25	$10,080	$10,365
06/30/25	$10,260	$10,525

Average Annual Total Returns

Since Inception (July 10, 2024)
Ocean Park High Income ETF - NAV	2.60%
Bloomberg U.S. Aggregate Bond Index	5.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$6,821,771
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$0
  Portfolio Turnover402%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.5%
iShares Preferred and Income Securities ETF	19.9%
SPDR Blackstone Senior Loan ETF	19.9%
VanEck J. P. Morgan EM Local Currency Bond ETF	8.1%
Vanguard Emerging Markets Government Bond ETF	7.5%
VanEck High Yield Muni ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Ocean Park High Income ETF

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oceanparketfs.com/high-income-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-DUKH

Ocean Park International ETF

(DUKX) NASDAQ Stock Market, LLC

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Ocean Park International ETF for the period of July 10, 2024 to June 30, 2025. You can find additional information about the Fund at https://oceanparketfs.com/international-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$85	0.88%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

For the period ended June 30, 2025, the Fund’s return was negative. The Fund underperformed its primary benchmark index during the period.

During the second quarter of 2025, following the Trump Administration’s ‘Liberation Day’ tariffs announcement, a sharp correction in international equities prompted the Fund to exit many of its holdings and move to 70% cash and cash equivalents. This market correction proved relatively shallow, and a sharp rally began shortly after the Fund reduced its equity exposure. The Fund did not participate in the early stage of the market which impacted the relative performance until Buy signals were triggered upon identification of new uptrends.

Region-specific equity funds such as Japan, Latin America, South Korea and China were the largest contributors towards the Fund’s performance on an absolute basis. The Fund’s large cash position also contributed positively towards the Fund’s performance. International large cap blend funds were the largest detractor during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ocean Park International ETF - NAV
Morningstar Global Markets ex US NR USD
$15,000
$10,000
$5,000
$0
$11,462
$9,756
07/10/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25

	Ocean Park International ETF - NAV	Morningstar Global Markets ex US NR USD
07/10/24	$10,000	$10,000
07/31/24	$9,909	$10,023
08/31/24	$10,087	$10,283
09/30/24	$10,444	$10,563
10/31/24	$10,004	$10,039
11/30/24	$9,929	$9,957
12/31/24	$9,703	$9,761
01/31/25	$9,534	$10,098
02/28/25	$9,384	$10,198
03/31/25	$9,458	$10,193
04/30/25	$8,916	$10,567
05/31/25	$9,313	$11,073
06/30/25	$9,756	$11,462

Average Annual Total Returns

Since Inception (July 10, 2024)
Ocean Park International ETF - NAV	-2.44%
Morningstar Global Markets ex US NR USD	14.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The MorningStar Global Markets ex US NR USD to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL MARKETS EX US NR USD OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

  Net Assets$2,630,360
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$0
  Portfolio Turnover356%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total International Stock ETF	39.8%
SPDR Portfolio Emerging Markets ETF	24.8%
iShares MSCI EAFE Small-Cap ETF	5.0%
JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	5.0%
iShares International Dividend Growth ETF	4.9%
iShares MSCI Emerging Markets Min Vol Factor ETF	4.8%
iShares MSCI South Korea ETF	2.9%
iShares MSCI Taiwan ETF	2.8%
iShares MSCI Australia ETF	2.5%
iShares MSCI Brazil ETF	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Ocean Park International ETF

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oceanparketfs.com/international-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-DUKX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $54,000

2024 – N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $12,000

2024 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") and has a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant's audit committee members are Mark Garbin, Mark D. Gersten, Anthony J.Hertl, Gary W. Lanzen, John V. Palancia and Mark H. Taylor.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ocean Park Diversified Income ETF (DUKZ)
Ocean Park Domestic ETF (DUKQ)
Ocean Park High Income ETF (DUKH)
Ocean Park International ETF (DUKX)

Annual Financial Statements
and Additional Information

June 30, 2025

1-866-738-4363
www.oceanparketfs.com

OCEAN PARK DIVERSIFIED INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
58,020	Invesco Senior Loan ETF	$1,213,778
26,950	iShares Broad USD High Yield Corporate Bond ETF	1,010,895
11,138	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,220,836
13,035	iShares MBS ETF	1,223,856
39,849	iShares Preferred and Income Securities ETF	1,222,567
23,271	SPDR Bloomberg Convertible Securities ETF	1,923,582
12,055	VanEck High Yield Muni ETF	605,282
38,375	VanEck J. P. Morgan EM Local Currency Bond ETF	972,806
14,201	Vanguard Emerging Markets Government Bond ETF	928,035
12,197	Vanguard Tax-Exempt Bond Index ETF	598,019
25,924	Vanguard Total International Bond ETF	1,283,497
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,940,543)	12,203,153

	TOTAL INVESTMENTS - 99.8% (Cost $11,940,543)	$12,203,153
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	26,634
	NET ASSETS - 100.0%	$12,229,787

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

OCEAN PARK DOMESTIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
12,899	Invesco Nasdaq 100 ETF	$2,929,363
7,599	Invesco S&P 500 Equal Weight ETF	1,381,042
6,718	Invesco S&P 500 Momentum ETF	755,573
5,756	iShares Core S&P 500 ETF	3,573,901
21,684	iShares Core S&P Mid-Cap ETF	1,344,842
6,301	iShares Core S&P Small-Cap ETF	688,636
5,163	iShares Select Dividend ETF	685,698
12,375	Pacer US Cash Cows 100 ETF	681,863
2,542	Vanguard Mid-Cap Growth ETF	722,919
4,149	Vanguard Mid-Cap Value ETF	682,345
1,273	Vanguard Small-Cap Growth ETF	352,545
1,748	Vanguard Small-Cap Value ETF	340,877
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,957,101)	14,139,604

	TOTAL INVESTMENTS - 99.9% (Cost $12,957,101)	$14,139,604
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	19,697
	NET ASSETS - 100.0%	$14,159,301

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

OCEAN PARK HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	FIXED INCOME - 99.9%
71,828	iShares Broad USD High Yield Corporate Bond ETF	$2,694,268
44,259	iShares Preferred and Income Securities ETF	1,357,866
32,593	SPDR Blackstone Senior Loan ETF	1,355,543
6,733	VanEck High Yield Muni ETF	338,064
21,867	VanEck J. P. Morgan EM Local Currency Bond ETF	554,328
7,882	Vanguard Emerging Markets Government Bond ETF	515,089
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,656,822)	6,815,158

	TOTAL INVESTMENTS - 99.9% (Cost $6,656,822)	$6,815,158
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	6,613
	NET ASSETS - 100.0%	$6,821,771

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

OCEAN PARK INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
1,620	iShares International Dividend Growth ETF	$127,802
2,469	iShares MSCI Australia ETF	64,984
2,252	iShares MSCI Brazil ETF	64,970
1,819	iShares MSCI EAFE Small-Cap ETF	132,205
2,029	iShares MSCI Emerging Markets Min Vol Factor ETF	127,421
853	iShares MSCI Japan ETF	63,949
1,048	iShares MSCI Mexico ETF	63,467
1,066	iShares MSCI South Korea ETF	76,517
1,282	iShares MSCI Taiwan ETF	73,587
2,413	JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	131,509
15,258	SPDR Portfolio Emerging Markets ETF	652,127
15,156	Vanguard Total International Stock ETF	1,047,128
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,361,419)	2,625,666

	TOTAL INVESTMENTS - 99.8% (Cost $2,361,419)	$2,625,666
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	4,694
	NET ASSETS - 100.0%	$2,630,360

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The Ocean Park ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Diversified Income ETF	Domestic ETF	High Income ETF	International ETF
ASSETS
Investment securities:
At cost	$11,940,543	$12,957,101	$6,656,822	$2,361,419
At value	$12,203,153	$14,139,604	$6,815,158	$2,625,666
Cash	22,436	85,720	20,623	33,126
Dividends and interest receivable	62	6,982	76	18
Due from Adviser	29,622	13,607	20,092	24,945
Prepaid expenses	5,048	4,883	1,744	1,744
TOTAL ASSETS	12,260,321	14,250,796	6,857,693	2,685,499

LIABILITIES
Distributions payable	—	59,895	—	22,429
Audit fees payable	16,483	16,483	16,483	16,483
Payable to related parties	6,709	7,408	6,750	6,632
Custody fees payable	3,232	2,045	4,328	3,163
Accrued expenses and other liabilities	4,110	5,664	8,361	6,432
TOTAL LIABILITIES	30,534	91,495	35,922	55,139
NET ASSETS	$12,229,787	$14,159,301	$6,821,771	$2,630,360

Net Assets Consist Of:
Paid in capital	$12,279,599	$14,671,093	$7,137,200	$2,656,171
Accumulated deficit	(49,812)	(511,792)	(315,429)	(25,811)
NET ASSETS	$12,229,787	$14,159,301	$6,821,771	$2,630,360

Net Asset Value Per Share:
Net Assets	$12,229,787	$14,159,301	$6,821,771	$2,630,360
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	490,000	550,000	280,000	110,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$24.96	$25.74	$24.36	$23.91

See accompanying notes to financial statements.

The Ocean Park ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Diversified Income ETF (a)	Domestic ETF (b)	High Income ETF (c)	International ETF (d)
INVESTMENT INCOME
Dividends	$296,555	$124,028	$306,847	$55,474
Interest	21,272	26,666	16,328	5,859
TOTAL INVESTMENT INCOME	317,827	150,694	323,175	61,333

EXPENSES
Investment advisory fees	40,298	54,418	31,836	10,501
Legal fees	27,679	26,025	28,179	25,954
Administrative services	22,373	23,084	21,822	20,689
Accounting services fees	16,772	16,898	16,673	16,248
Audit fees	16,514	16,514	16,514	16,514
Custodian fees	16,276	14,115	16,797	17,011
Professional fees	14,568	14,568	14,568	14,568
Trustees fees and expenses	12,291	12,291	12,291	12,291
Printing and postage expenses	10,853	7,052	6,502	5,502
Transfer agent fees	10,151	10,384	10,211	10,245
Insurance expense	2,261	2,260	2,260	2,260
Other Expenses	10,798	10,963	5,348	5,348
TOTAL EXPENSES	200,834	208,572	183,001	157,131
Less: Fees waived/reimbursed by the Adviser	(152,227)	(144,394)	(144,663)	(144,759)
NET EXPENSES	48,607	64,178	38,338	12,372

NET INVESTMENT INCOME	269,220	86,516	284,837	48,961

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	(45,156)	28,712	8,704	—
Investments	(318,141)	(1,699,439)	(485,853)	(290,241)
Distributions of capital gains from underlying investment companies	—	—	—	183
	(363,297)	(1,670,727)	(477,149)	(290,058)
Net change in unrealized appreciation on:
Investments	262,610	1,182,503	158,336	264,247
	262,610	1,182,503	158,336	264,247

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(100,687)	(488,224)	(318,813)	(25,811)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,533	$(401,708)	$(33,976)	$23,150

(a)	The Ocean Park Diversified Income ETF commenced operations on July 10, 2024.

(b)	The Ocean Park Domestic ETF commenced operations on July 10, 2024.

(c)	The Ocean Park High Income ETF on July 10, 2024.

(d)	The Ocean Park International ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

The Ocean Park ETFs
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2025

	Ocean Park	Ocean Park	Ocean Park	Ocean Park
	Diversified Income ETF (a)	Domestic ETF (b)	High Income ETF (c)	International ETF (d)
FROM OPERATIONS
Net investment income	$269,220	$86,516	$284,837	$48,961
Net realized loss investments	(363,297)	(1,670,727)	(477,149)	(290,241)
Distributions of capital gains from underlying investment companies	—	—	—	183
Net change in unrealized appreciation on investments	262,610	1,182,503	158,336	264,247
Net increase (decrease) in net assets resulting from operations	168,533	(401,708)	(33,976)	23,150

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(272,815)	(81,372)	(290,003)	(49,266)
Net decrease in net assets resulting from distributions to shareholders	(272,815)	(81,372)	(290,003)	(49,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,484,843	15,886,082	8,824,054	2,656,476
Cost of shares redeemed	(3,150,774)	(1,243,701)	(1,678,304)	—
Net increase in net assets resulting from shares of beneficial interest	12,334,069	14,642,381	7,145,750	2,656,476

TOTAL INCREASE IN NET ASSETS	12,229,787	14,159,301	6,821,771	2,630,360

NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$12,229,787	$14,159,301	$6,821,771	$2,630,360

SHARE ACTIVITY
Shares Sold	620,000	600,000	350,000	110,000
Shares Redeemed	(130,000)	(50,000)	(70,000)	—
Net increase in shares of beneficial interest outstanding	490,000	550,000	280,000	110,000

(a)	The Ocean Park Diversified Income ETF commenced operations on July 10, 2024.

(b)	The Ocean Park Domestic ETF commenced operations on July 10, 2024.

(c)	The Ocean Park High Income ETF on July 10, 2024.

(d)	The Ocean Park International ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

The Ocean Park ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period ended June 30, 2025

Ocean Park	Ocean Park	Ocean Park	Ocean Park
Diversified Income ETF (1)	Domestic ETF (2)	High Income ETF (3)	International ETF (4)
Net asset value, beginning of period	$25.06	$25.24	$25.06	$25.24
Activity from investment operations:
Net investment income (5)	1.06	0.29	1.40	0.80
Net realized and unrealized gain (loss) on investments	(0.12)	0.39	(10)	(0.75)	(1.42)
Total from investment operations	0.94	0.68	0.65	(0.62)
Less distributions from:
Net investment income	(1.04)	(0.18)	(1.35)	(0.71)
Total distributions	(1.04)	(0.18)	(1.35)	(0.71)
Net asset value, end of period	$24.96	$25.74	$24.36	$23.91
Total return (7)(12)	3.76%	2.70%	2.60%	(2.44)%
Net assets, at end of period (000s)	$12,230	$14,159	$6,822	$2,630

Ratio of gross expenses to average net assets (8)(9)(11)	3.22%	2.86%	3.72%	11.18%
Ratio of net expenses to average net assets (9)(11)	0.78%	0.88%	0.78%	0.88%
Ratio of net investment income to average net assets (9)(11)	4.32%	1.19%	5.80%	3.48%
Portfolio Turnover Rate (6)(12)	269%	321%	402%	356%

(1)	The Ocean Park Diversified Income ETF commenced operations on July 10, 2024.

(2)	The Ocean Park Domestic ETF commenced operations on July 10, 2024.

(3)	The Ocean Park High Income ETF on July 10, 2024.

(4)	The Ocean Park International ETF commenced operations on July 10, 2024.

(5)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(8)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(9)	Does not include the expenses of other investment companies in which the Fund invests.

(10)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(11)	Annualized for periods less than one year.

(12)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

The Ocean Park Diversified Income ETF (“DUKZ”), Ocean Park Domestic ETF (“DUKQ”), Ocean Park High Income ETF (“DUKH”), and Ocean Park International ETF (“DUKX”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. The Funds’ investment objectives are to provide total return and to limit exposure to downside risk. The investment objectives are non-fundamental. The Funds’ commenced operations on July 10, 2024. The Funds are “fund of funds,” in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”)

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange-Traded Funds - The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument;

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of a Fund will fluctuate based on changes in the value of the foreign securities held by any underlying funds that invest in such securities. When all or a portion of an underlying fund’s portfolio securities trade in a market that is closed when the market for its shares is open, there may be changes from the last quote of the closed market and the quote from the underlying fund’s domestic trading day, which could lead to differences between the market value of its shares and the underlying fund’s NAV.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Funds’ assets measured at value:

DUKZ
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,203,153	$—	$—	$12,203,153
Total	$12,203,153	$—	$—	$12,203,153

DUKQ
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$14,139,604	$—	$—	$14,139,604
Total	$14,139,604	$—	$—	$14,139,604

DUKH
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,815,158	$—	$—	$6,815,158
Total	$6,815,158	$—	$—	$6,815,158

DUKX
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,625,666	$—	$—	$2,625,666
Total	$2,625,666	$—	$—	$2,625,666

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for DUKQ and DUKX, and monthly for DUKZ and DUKH. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (none) or expected to be taken in the Funds’ 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
DUKZ	$17,344,027	$17,452,278
DUKQ	$26,474,457	$25,497,759
DUKH	$20,369,436	$20,189,419
DUKX	$5,560,649	$5,049,020

For the period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
DUKZ	$15,043,440	$2,627,964
DUKQ	$14,147,820	$496,690
DUKH	$8,426,495	$1,471,350
DUKX	$2,139,848	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Ocean Park Asset Management, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the trading sub-adviser (the “Sub-Adviser”) responsible for trading portfolio securities for the Funds. The Sub-Advisor is paid from the Adviser’s management fee and is not an additional cost to any Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the

“Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds. Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the period ended June 30, 2025, each Fund incurred the following in advisory fees:

Ticker	Annual Rate	Total Advisory Fee
DUKZ	0.65%	$40,298
DUKQ	0.75%	$54,418
DUKH	0.65%	$31,836
DUKX	0.75%	$10,501

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for the Funds, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Adviser))) will not exceed 0.78% of average daily net assets for DUKZ and DUKH, and 0.88% of average daily net assets for DUKQ and DUKX, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and Funds’ operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the period ended June 30, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $152,227, $144,394, $144,663 and $144,759 for DUKZ, DUKQ, DUKH and DUKX, respectively, under each Fund’s Waiver Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

Ticker	6/30/2028
DUKZ	$152,227
DUKQ	$144,394
DUKH	$144,663
DUKX	$144,759

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate the Waiver Agreement at any time on 60 days’ notice to the Adviser.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to a Referral Agreement dated November 29, 2023, between UFS and the Sub-Adviser, the Sub-Adviser pays UFS a referral fee that is calculated as a percentage of its sub-advisory fee. During the fiscal period ended June 30, 2025, Sub-Adviser paid UFS a referral fee of $5,801.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for each Fund. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the period ended June 30, 2025, the fixed and variable fees were as follows:

Ticker	Fixed Fees	Variable Fees
DUKZ	$3,600	$—
DUKQ	$6,400	$—
DUKH	$4,800	$—
DUKX	$1,600	$—

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
DUKZ	$200	2.00%*
DUKQ	$200	2.00%*
DUKH	$200	2.00%*
DUKX	$200	2.00%*

*	As a percentage of the amount invested

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

DUKQ currently invests a significant portion of its assets in the iShares Core S&P 500 ETF (“IVV”). DUKQ may redeem its investments in IVV at any time if the Adviser determines that it is in the best interest of DUKQ and its shareholders to do so. DUKQ’s performance will be directly affected by the performance of IVV. The financial statements of IVV, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKQ’s financial statements. As of June 30, 2025, DUKQ’s investment in IVV was 25.2% of DUKQ’s net assets.

DUKH currently invests a significant portion of its assets in the iShares Broad USD High Yield Corporate Bond ETF (“USHY”). DUKH may redeem its investments in USHY at any time if the Adviser determines that it is in the best interest of DUKH and its shareholders to do so. DUKH’s performance will be directly affected by the performance of USHY. The financial statements of USHY, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKH’s financial statements. As of June 30, 2025, DUKH’s investment in USHY was 39.5% of DUKH’s net assets.

DUKX currently invests a significant portion of its assets in the Vanguard Total International Stock ETF (“VXUS”). DUKX may redeem its investments in VXUS at any time if the Adviser determines that it is in the best interest of DUKX and its shareholders to do so. DUKX’s performance will be directly affected by the performance of VXUS. The financial statements of VXUS, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKX’s financial statements. As of June 30, 2025, DUKX’s investment in VXUS was 39.8% of DUKX’s net assets.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ending June 30, 2025 was as follows:

For the period ended June 30, 2025:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ocean Park Diversified Income ETF	$272,815	$—	$—	$272,815
Ocean Park Domestic ETF	81,372	—	—	81,372
Ocean Park High Income ETF	290,003	—	—	290,003
Ocean Park International ETF	49,266	—	—	49,266

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ocean Park Diversified Income ETF	$—	$—	$(287,869)	$(5,973)	$—	$244,030	$(49,812)
Ocean Park Domestic ETF	5,144	—	(1,680,020)	(18,817)	—	1,181,901	(511,792)
Ocean Park High Income ETF	—	—	(371,738)	(2,977)	—	59,286	(315,429)
Ocean Park International ETF	—	—	(269,368)	(1,184)	—	244,741	(25,811)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ocean Park Diversified Income ETF	$287,869
Ocean Park Domestic ETF	1,680,020
Ocean Park High Income ETF	371,738
Ocean Park International ETF	269,368

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Ocean Park Diversified Income ETF	$5,973	$—	$5,973
Ocean Park Domestic ETF	18,817	—	18,817
Ocean Park High Income ETF	2,977	—	2,977
Ocean Park International ETF	1,184	—	1,184

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and distributions in excess, resulted in reclassifications for the Funds for the fiscal period ended June 30, 2025, as follows:

	Paid In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Ocean Park Diversified Income ETF	$(54,470)	$54,470
Ocean Park Domestic ETF	28,712	(28,712)
Ocean Park High Income ETF	(8,550)	8,550
Ocean Park International ETF	(305)	305

The Ocean Park ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	(Depreciation)	(Depreciation)
Ocean Park Diversified Income ETF	$11,959,123	$262,610	$(18,580)	$244,030
Ocean Park Domestic ETF	12,957,703	1,188,009	(6,108)	1,181,901
Ocean Park High Income ETF	6,755,872	158,336	(99,050)	59,286
Ocean Park International ETF	2,380,925	264,247	(19,506)	244,741

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after June 30, 2025:

Ticker	Dividend Per Share	Record Date	Payable Date
DUKZ	$0.0793	7/7/2025	7/14/2025
DUKH	$0.1349	7/7/2025	7/14/2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ocean Park ETFs and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ocean Park Diversified Income ETF, Ocean Park Domestic ETF, Ocean Park High Income ETF, and Ocean Park International ETF (the “Funds”), each a series of Northern Lights Fund Trust, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 10, 2024 (commencement of operations) through June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for the period from July 10, 2024 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Ocean Park Asset Management LLC’s investment companies since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

The Ocean Park ETFs
Additional Information (Unaudited)
June 30, 2025

FOREIGN TAX CREDIT (Unaudited)

The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal period ended June 30, 2025.

For fiscal period ended
6/30/2025	Foreign Taxes Paid	Foreign Source
Ocean Park International ETF	$0.0440	$0.4365

The Ocean Park ETFs
Additional Information (Unaudited)(Continued)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363, by visiting www.oceanparketfs.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.oceanparketfs.com.

INVESTMENT ADVISER
Ocean Park Asset Management, LLC
3420 Ocean Park Blvd., Suite 3060
Santa Monica, CA 90405

TRADING SUB-ADVISER
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/05/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/05/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	09/05/25